Obligations under Guarantees and Other Off-balance Sheet Instruments (Contractual or Notional Amounts of Guarantees with Amount by Expiration Period) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2019	Mar. 31, 2018
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		¥ 76,755	¥ 57,341
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less		40,754	26,508
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		22,976	20,527
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years		13,025	10,306
Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		3,901	4,311
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less		2,792	3,115
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		838	850
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years		271	346
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		3,256	3,051
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less		2,332	2,144
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		784	801
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years		140	106
Derivative Instruments [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	[1]	58,025	40,513
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	[1]	29,734	15,230
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	[1]	20,921	18,314
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	[1]	7,370	6,969
Liabilities of Trust Accounts [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		11,520	9,444
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less		5,884	6,017
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		420	558
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years		5,216	2,869
Others [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		53	22
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less		12	2
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		13	4
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years		¥ 28	¥ 16

[1]	Credit derivatives sold by the MUFG Group are excluded from this presentation.